Income Taxes	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company had income tax expenses of $0.5 million for the three-month period ended September 30, 2025, compared to income tax expenses of $0.8 million for the three-month period ended September 30, 2024. The Company had income tax expenses of $2.0 million for the nine-month period ended September 30, 2025, compared to income tax expenses of $2.3 million for the nine-month period ended September 30, 2024. The Company’s effective tax rate as of September 30, 2025, was primarily impacted by the geographic mix of its earnings and losses, movements in its valuation allowance and changes in its uncertain tax positions.